Items held at fair value and remeasurements	12 Months Ended
Dec. 31, 2020
Disclosure Of Fair Value Measurement Of Equity [Abstract]
Items held at fair value and remeasurements

9. Items held at fair value and remeasurements

Included within gains/(losses) on items held at fair value and remeasurements are (in thousands):

	2018	2019	2020
Change on remeasurement of put and call option liabilities	$-	$43,247	$(288,853)
Change in fair value of convertible note embedded derivatives	-	-	(2,354,720)
Change in fair value of acquisition related consideration	-	(21,526)	-
Gains/(losses) on items held at fair value and remeasurements	$-	$21,721	$(2,643,573)

Change in present value of put and call option liabilities in the year ended December 31, 2020, relates to the present valuation of liabilities arising as a result of the acquisition of CuriosityChina ($0.9 million present value remeasurement loss (2019: $1.6 million present value remeasurement loss)) and the partnership with Chalhoub ($287.9 million present value remeasurement loss (2019: $44.8 million present value remeasurement gain)). The valuation of CuriosityChina and Chalhoub is based on the Monte-Carlo model. The change in fair value of convertible note embedded derivatives relates to the revaluation of our derivative on the $250.0 million convertible senior notes issued in February 2020 in a private placement to private investors, the revaluation of our derivative on the $400.0 million convertible senior notes issued in April 2020 to qualified institutional investors and the revaluation of our derivative on the $600.0 million convertible senior notes issued in November 2020 to Alibaba and Richemont. For the $250.0 million convertible senior notes issued in February 2020 and the $400.0 million convertible senior notes issued in May 2020 the valuation is based on the Black-Scholes model. For the $600.0 million convertible senior notes issued in November 2020, the valuation is based on the Binomial model. In the Monte-Carlo, Black-Scholes and Binomial models, the share-price is the significant variable. Between December 31, 2019, and December 31, 2020, our share price increased from $10.35 to $63.81. The other assumptions in the Black-Scholes and Binomial models are the risk-free rate and volatility (for further details refer to Note 27). Change in fair value of acquisition related consideration related to the remeasurement charge in the year ended December 31, 2019, for shares issued in the acquisition of New Guards.